Long-Term Debt - 172.5 Million Secured Loan Facility (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 01, 2014	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2014	Apr. 30, 2014
$172.5 million loan facility
Long-Term Debt
Loan facility amount		$ 172.5	$ 172.5	$ 172.5	$ 172.5
$172.5 million loan facility | London Interbank Offered Rate (LIBOR)
Long-Term Debt
Interest margin percentage	2.40%
Raquel Loan Facility
Long-Term Debt
Minimum liquidity of Partnership		15.0
Incremental minimum liquidity, in excess of 8 vessels with less than 12 months employment contract remaining		1.0
Incremental minimum liquidity, first 8 vessels with less than 12 months employment contract remaining		$ 1.5
Minimum book equity ratio for Partnership		30.00%
Raquel Loan Facility | First Three Years
Long-Term Debt
Maximum market value of vessels as percentage of outstanding loan for first three years (in percent)		125.00%